Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Genoil Inc.
Entity Central Index Key	0001261002
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Common Stock Shares Outstanding	640,633,029
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	One Rockefeller Center
Entity Address Address Line 2	11th Floor
Entity Address City Or Town	New York
Entity Address Postal Zip Code	10020
Security 12g Title	Common Stock, Fully Paid and Non-Assessable Common Shares Without Par Value quoted on the OTC Markets Quotation System.
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm Id	822
Auditor Name	Michael T. Studer CPA P.C.
Auditor Location	Freeport, New York
Business Contact [Member]
Document Information Line Items
Contact Personnel Name	David Lifschultz
City Area Code	212
Local Phone Number	688-8868
Contact Personnel Email Address	david@lifschultzorganization.com